Revenue - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) Customer Contract Type
Segment Reporting Information [Line Items]
Number of customers party to contracts with rate components subject to negotiation (less than) | Customer	24
Change in contract liability, revenue recognized | $	$ 4.5
Southwest Gas Corporation
Segment Reporting Information [Line Items]
Number of types of services provided to customers	2
Number of customers | Customer	2,000,000
Centuri
Segment Reporting Information [Line Items]
Number of types of services provided to customers	3
Number of types of agreements with customers	2
Number of contracts with original duration more than one year | Contract	16